Investment Strategy	Jun. 17, 2025
AAM BRENTVIEW DIVIDEND GROWTH ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities that pay dividends.
The Fund attempts to achieve a faster dividend growth than the market, with a lower portfolio beta, and an aggregate yield that is equal to or greater than the S&P 500®. The Fund’s portfolio is managed by Brentview Investment Management, LLC (“Brentview”), a sub-adviser to the Fund. Brentview follows a bottom-up process to identify U.S.-listed companies positioned to grow their dividend. Brentview selects investments for the Fund’s portfolio by using a combination of qualitative analysis, financial analysis, and valuation and historical analysis to select companies with demonstrated operating consistency, strong fundamentals, and reasonable valuations for best potential total return.
Brentview determines the investable universe of companies for the Fund’s portfolio by conducting a screening process before conducting in depth fundamental analysis. Brentview first identifies companies with a minimum market capitalization of $3 billion or larger, then eliminates non-dividend payers, and focuses on both companies that have recently started paying dividends and those with positive dividend growth.
Brentview conducts research on the Fund’s existing holdings to identify factors that may be contrary to the initial decision to add the security to the portfolio to anticipate potential dividend cuts and/or deteriorating fundamentals. Brentview may sell a security in the Fund’s portfolio if the company demonstrates a weakened commitment to dividends, unsustainable payout ratios, a deteriorating balance sheet strength, or a change in business strategy.
The Fund’s anticipated portfolio holdings range between 30-40 companies. As of December 31, 2024, the Fund had significant exposure to the information technology sector.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities that pay dividends.
AAM Low Duration Preferred and Income Securities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
ICE 0-5 Year Duration Preferred & Hybrid Securities Index
The Index measures the performance of U.S. dollar-denominated preferred securities and hybrid securities with an option-adjusted duration of less than five years. The Index was developed by ICE Data Indices, LLC (“IDI”), the Fund’s index provider (the “Index Provider”) and an affiliate of the New York Stock Exchange (“NYSE”).
Duration is a measure of a security’s price sensitivity to changes in yields or interest rates and a lower duration indicates less sensitivity to interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. A security’s “option-adjusted duration” is a measure of its sensitivity to changes in interest rates, while factoring in the call features associated with such security.
Preferred stock generally refers to a unit of ownership in a company (like common stock) that has preference over common stock in the payment of dividends and in the event of a company’s liquidation. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Preferred stock in the Index includes U.S.-listed and non-listed preferred stock and American Depositary Receipts (“ADRs”) representing preferred stock issued by non-U.S. companies.
“Hybrid” securities are those that have characteristics of both equity and fixed income securities. Hybrid securities typically have preference over an issuer’s common stock with respect to the payment of dividends and in the event of a company’s liquidation and are issued and traded in a similar manner to traditional preferred stock. Holders of hybrid securities may be eligible to receive fixed, periodic payments from the issuer of a hybrid security, although the issuer may have the right to defer such payments or extend the hybrid security’s maturity date. Preferred stocks and hybrid securities generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate.
Additionally, preferred stocks and hybrid securities often have a liquidation value that generally equals the original purchase price of such security at the date of issuance. The Index may include many different categories of preferred stock and hybrid securities, such as floating and fixed rate preferreds, fixed-to-floating rate securities, callable preferreds, convertible preferreds, cumulative and non-cumulative preferreds, certain capital securities, preferred real estate investment trusts (“REITs”) or hybrid REITs, trust preferreds or various other preferred stock and hybrid securities. The Index may include preferred and hybrid securities of any quality, including high-yield securities (also known as junk bonds), and securities that are not rated by any rating agencies. The Index uses a market capitalization weighted methodology subject to certain constraints and is rebalanced monthly.
At the time of each monthly rebalance and reconstitution of the Index, the Index includes issuances of preferred stocks and notes with at least $100 million face amount outstanding and hybrid securities with at least $250 million face amount outstanding that meet minimum price, liquidity, trading volume, maturity, and other requirements, as applicable, as determined by the Index methodology. To be eligible for inclusion in the Index, corporate hybrid debt must have at least 18 months to final maturity at the time of issuance. Additionally, to qualify for inclusion in the Index a security must be priced at no more than 105% of its face value. Once included in the Index, a security remains eligible for inclusion so long as its option-adjusted duration is less than six years.
The Index may include large-, mid- or small-capitalization companies and includes preferred stocks of non-U.S. issuers. As of May 31, 2025, a significant portion of the Index was represented by securities of companies in the financials sector. Also as of May 31, 2025, the Index was comprised of 331 components and had an effective duration of 1.85 years.
The Index uses a market capitalization weighted methodology subject to certain constraints, including a maximum allocation of 4.75% to any individual issuer. The Index is rebalanced on the last calendar day of each month, based on closing prices as of three business days prior to the last business day of the month.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in preferred and income securities.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in preferred and income securities.
AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S.-listed equity securities of large-capitalization companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-listed large-capitalization companies. The Fund defines a large-capitalization company as an issuer whose market capitalization at the time of purchase is at least as large as the smallest company in the Russell 1000 index (as of December 31, 2024, $593 million).
In selecting securities, Sawgrass Asset Management, LLC (“Sawgrass”), a sub-adviser of the Fund, employs a quantitative and qualitative blended investment process, which begins with a sector specific scoring of a universe of 900 to 1,000 stocks. Sawgrass utilizes a proprietary modeling system that evaluates 26 factors contained in seven groupings, including business valuation, equity valuation, profitability, earnings quality, price volatility, smoothed momentum and sales, earnings and margin stability.
Fundamental research is then used to distinguish among the highest scoring candidates, in the opinion of Sawgrass, for portfolio inclusion based on a qualitative assessment of company specific attributes, growth prospects, and risk contribution.
Sawgrass generally sells a security for the Fund when, in its opinion, one or more of the following occurs, among other reasons: 1) the quantitative ranking of a security deteriorates, 2) there are significant changes to a security’s fundamental factors, 3) the risk profile of a particular security has changed, or 4) a more attractive security is identified.
The Fund’s anticipated portfolio holdings range between 40-60 companies.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-listed large-capitalization companies.
AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S.-listed equity securities of small-capitalization companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-listed small-capitalization companies. The Fund defines a small-capitalization company as an issuer whose market capitalization at the time of purchase is between $300 million and the market capitalization of the largest company in the Russell 2000 Index (as of December 31, 2024, $15.9 billion).
In selecting securities, Sawgrass Asset Management, LLC (“Sawgrass”), a sub-adviser to the Fund, employs a quantitative and qualitative blended investment process, which begins with a sector specific scoring of a universe of 2,000 stocks. Sawgrass utilizes a proprietary modeling system that evaluates 26 factors contained in seven groupings, including business valuation, equity valuation, profitability, earnings quality, price volatility, smoothed momentum and sales, earnings and margin stability.
Fundamental research is then used to distinguish among the highest scoring candidates, in the opinion of Sawgrass, for portfolio inclusion based on a qualitative assessment of company specific attributes, growth prospects, and risk contribution.
Sawgrass generally sells a security for the Fund when, in its opinion, one or more of the following occurs, among other reasons: 1) the quantitative ranking of a security deteriorates, 2) there are significant changes to a security’s fundamental factors, 3) the risk profile of a particular security has changed, 4) a more attractive security is identified, or 5) a security’s market cap swells beyond the Fund’s small-cap range.
The Fund’s anticipated portfolio holdings range between 70-90 companies.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-listed small-capitalization companies.